Schedule of Outstanding Amounts under Senior Secured Promissory Note (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Senior Secured Promissory Note -current		$ 255,765
Senior Secured Promissory Note -long-term		10,748,408
Total		$ 11,004,173